                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                            COUPON   MATURITY      VALUE
----------  ------------------------------------  --------  --------  -------------
            MUNICIPAL BONDS 173.8%
            PENNSYLVANIA 165.0%
 $   2,000  Abington, PA Sch Dist, Ser A
               (FSA Insd) ......................     5.000% 04/01/32  $   2,009,440
     3,000  Allegheny Cnty, PA Arpt Auth Rev
               Pittsburgh Intl Arpt Rfdg (FGIC
               Insd) (AMT) .....................     5.750  01/01/18      3,002,520
     1,165  Allegheny Cnty, PA Higher Ed
               Bldg Auth Univ Rev Duquesne
               Univ (a) ........................     5.000  03/01/21      1,188,067
     1,200  Allegheny Cnty, PA Higher Ed
               Bldg Auth Univ Rev Duquesne
               Univ ............................     5.000  03/01/33      1,165,236
     2,000  Allegheny Cnty, PA Higher Ed
               Bldg Carnegie Mellon Univ (b) ...     5.125  03/01/32      2,016,996
     2,750  Allegheny Cnty, PA Higher Ed
               Bldg Carnegie Mellon Univ (b) ...     5.250  03/01/32      2,773,369
     1,360  Allegheny Cnty, PA Hosp Dev
               Auth Rev Hlth Sys, Ser A (MBIA
               Insd) (Prerefunded @
               11/15/10) .......................     6.500  11/15/30      1,508,512
     6,000  Allegheny Cnty, PA Hosp Dev
               Auth Rev Hlth Sys West Penn,
               Ser A ...........................     5.375  11/15/40      4,786,200
       735  Allegheny Cnty, PA Hosp Dev
               Auth Rev OH Vly Gen Hosp
               Proj, Ser A  ....................     5.000  04/01/25        660,317
     3,145  Allegheny Cnty, PA Hosp Dev
               Auth Rev OH Vly Gen Hosp
               Proj, Ser A .....................     5.125  04/01/35      2,684,698
     2,000  Allegheny Cnty, PA Indl Dev Auth
               Lease Rev Cargo Fac Afco
               Cargo Pit LLC (AMT) .............     6.625  09/01/24      1,808,540

            PENNSYLVANIA (CONTINUED)
 $   1,250  Allegheny Cnty, PA Indl Dev Auth
               Lease Rev Residential Res Inc
               Proj ............................     5.125% 09/01/31  $   1,106,387
     3,000  Allegheny Cnty, PA Port Auth Spl
               Rev Trans (FGIC Insd)  ..........     5.000  03/01/29      2,880,660
     2,000  Allegheny Cnty, PA Port Auth Spl
               Rev Trans (MBIA Insd)
               (Prerefunded @ 3/01/09) .........     6.000  03/01/24      2,070,340
     1,230  Allegheny Cnty, PA Redev Auth
               Tax Increment Rev Robinson
               Mall Proj, Ser A ................     7.000  11/01/17      1,294,452
       400  Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family,
               Ser II-1 (GNMA Collateralized)
               (AMT) ...........................     5.800  05/01/21        403,124
       615  Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family,
               Ser II-2 (GNMA Collateralized)
               (AMT) ...........................     5.800  11/01/20        620,972
     3,195  Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family,
               Ser KK-2 (GNMA Collateralized)
               (AMT) ...........................     5.750  05/01/33      3,084,389
     1,510  Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family,
               Ser MM (GNMA Collateralized)
               (AMT) ...........................     5.200  05/01/33      1,358,713
       460  Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd)  ................     5.500  12/01/30        472,848
     1,000  Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd) .................     5.750  12/01/13      1,069,660

            PENNSYLVANIA (CONTINUED)
 $   2,220  Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd) (Prerefunded
               @ 12/01/10) .....................     5.750% 12/01/17  $   2,407,013
     1,830  Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd) (Prerefunded
               @ 12/01/10) .....................     5.750  12/01/18      1,984,159
     1,000  Allegheny Cnty, PA, Ser C 61
               (AGL Insd) ......................     5.000  12/01/33      1,001,530
     1,705  Armstrong, PA Sch Dist (XLCA
               Insd) (a) .......................     5.250  03/15/25      1,699,271
     1,500  Berks Cnty, PA Indl Dev Auth
               First Mtg Rev Rfdg One
               Douglassville Proj A (AMT) ......     6.125  11/01/34      1,384,365
     1,800  Berks Cnty, PA Muni Auth
               Albright College Proj (a) .......     5.500  10/01/17      1,819,998
     1,695  Berks Cnty, PA Muni Auth
               Albright College Proj Rfdg, Ser
               A (a) ...........................     5.500  10/01/16      1,726,324
     6,000  Berks Cnty, PA Muni Auth Hosp
               Rev Reading Hosp & Med Ctr
               Proj (FSA Insd) (Prerefunded @
               11/01/09) .......................     6.000  11/01/29      6,424,440
     4,460  Bethlehem, PA Auth Wtr Gtd
               (FSA Insd) ......................     5.000  11/15/19      4,676,488
     1,000  Bradford Cnty, PA Indl Dev Auth
               Solid Waste Disp Rev Intl Paper
               Rfdg, Ser B (AMT) ...............     5.200  12/01/19        901,460
     2,000  Bucks Cnty, PA Indl Dev Auth
               Retirement Cmnty Fac Rev
               Ann's Choice Inc, Ser A  ........     6.250  01/01/35      1,942,040
     1,200  Bucks Cnty, PA Indl Dev Auth
               Rev Lutheran Cmnty Telford
               Ctr .............................     5.750  01/01/37      1,027,044

            PENNSYLVANIA (CONTINUED)
 $   1,000  Canon McMillan Sch Dist PA, Ser
               B (FGIC Insd) ...................     5.500% 12/01/29  $   1,016,970
     1,635  Carbon Cnty, PA Indl Dev Auth
               Panther Creek Partn Proj Rfdg
               (AMT) ...........................     6.650  05/01/10      1,665,476
     1,000  Chartiers Vly, PA Indl & Coml Dev
               Auth First Mtg Rev Asbury Hlth
               Ctr Rfdg ........................     6.375  12/01/19        996,140
     1,000  Chartiers Vly, PA Indl & Coml Dev
               Auth First Mtg Rev Asbury Hlth
               Ctr Rfdg ........................     6.375  12/01/24        988,210
     3,555  Chester Cnty, PA Indl Dev Auth
               Rev Collegium Charter Sch Proj,
               Ser A (ACA Insd) ................     5.500  04/15/31      2,716,873
     1,000  Connellsville, PA Area Sch Dist
               Nts, Ser B (FSA Insd) ...........     5.000  11/15/37      1,001,310
     1,500  Crawford Cnty, PA Hosp Auth Sr
               Living Fac Rev Westbury Utd
               Methodist Cmnty .................     6.250  08/15/29      1,397,250
     1,000  Cumberland Cnty, PA Muni Auth
               Dickinson College ...............     5.000  11/01/26        984,630
     1,000  Cumberland Cnty, PA Muni Auth
               Dickinson College, Ser A
               (AMBAC Insd) (Prerefunded @
               11/01/10) .......................     5.500  11/01/30      1,069,310
     2,000  Cumberland Cnty, PA Muni Auth
               Messiah Vlg Proj, Ser A  ........     6.000  07/01/35      1,910,120
     2,750  Cumberland Cnty, PA Muni Auth
               Rev Diakon Lutheran Ministries
               Proj ............................     5.000  01/01/27      2,400,035

            PENNSYLVANIA (CONTINUED)
 $   5,000  Dauphin Cnty, PA Gen Auth
               Hosp Rev Hapsco West PA
               Hosp Proj B Rfdg (MBIA
               Insd) (c) .......................     6.250% 07/01/16  $   5,571,850
       360  Delaware Cnty, PA Auth College
               Cabrini College (Radian Insd) ...     5.750  07/01/23        360,011
     1,640  Delaware Cnty, PA Auth College
               Cabrini College (Radian Insd)
               (Prerefunded @ 7/01/09) .........     5.750  07/01/23      1,701,287
     1,500  Delaware Cnty, PA Auth College
               Neumann College .................     6.250  10/01/38      1,512,015
     2,295  Delaware Cnty, PA Auth College
               Neumann College Rfdg (a) ........     5.875  10/01/21      2,311,891
     2,000  Delaware Cnty, PA Auth College
               Neumann College Rfdg ............     6.000  10/01/31      2,004,640
     1,000  Delaware Cnty, PA Auth Rev
               White Horse Vlg Proj Rfdg, Ser
               A (Prerefunded @ 7/01/10) .......     7.625  07/01/30      1,104,930
     2,750  Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac Aqua PA Inc Proj,
               Ser A (FGIC Insd) (AMT) .........     5.000  11/01/37      2,438,150
     9,300  Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac Aqua PA Inc Proj,
               Ser B (FGIC Insd) (AMT) .........     5.000  11/01/36      8,283,324
     4,000  Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac Aqua PA Inc Proj,
               Ser C (FGIC Insd) (AMT) .........     5.000  02/01/35      3,584,440
     1,750  Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac (FGIC Insd)
               (AMT) ...........................     6.000  06/01/29      1,754,025
     2,500  Delaware Cnty, PA Indl Dev Auth
               Wtr Fac PA Subn Wtr (AMBAC
               Insd) (AMT) .....................     5.350  10/01/31      2,362,275

            PENNSYLVANIA (CONTINUED)
 $   8,000  Delaware Vly, PA Regl Fin
               Auth (b) ........................     5.750% 07/01/17  $   8,932,960
     1,500  Erie, PA Higher Ed Bldg Auth
               College Rev Mercyhurst
               College .........................     5.500  03/15/38      1,412,370
     2,800  Erie, PA Sch Dist (AMBAC Insd)
               (Prerefunded @ 9/01/10) .........     5.800  09/01/29      2,999,248
     2,735  Exeter Twp, PA Sch Dist (FGIC
               Insd) ...........................     5.000  05/15/25      2,790,794
     5,670  Falls Twp, PA Hosp Auth Hosp
               Rev DE Vly Med Rfdg (FHA
               Gtd) ............................     7.000  08/01/22      5,714,850
     1,000  Fayette Cnty, PA (AMBAC Insd)
               (Prerefunded @ 11/15/10) ........     5.625  11/15/28      1,072,990
     2,000  Fulton Cnty, PA Indl Dev Auth
               Hosp Rev Fulton Cnty Med Ctr
               Proj ............................     5.900  07/01/40      1,796,220
     6,575  Harrisburg, PA Auth Wtr Rev
               Rfdg (FSA Insd) (a) .............     5.000  07/15/21      6,798,747
     1,000  Harveys Lake Genl Muni Auth PA
               College Rev College
               Misericordia Proj (ACA Insd) ....     6.000  05/01/19      1,005,440
     4,700  Lancaster Cnty, PA Hosp Auth
               Rev Brethren Vlg Proj, Ser A ....     6.500  07/01/40      4,513,880
     3,500  Lancaster, PA Higher Ed Auth
               Rev Franklin & Marshall
               College .........................     5.000  04/15/22      3,576,055
     1,000  Lebanon Cnty, PA Hlth Fac
               Pleasant View Auth Hlth Ctr Rev
               Retirement, Ser A ...............     5.125  12/15/20        910,820
     1,510  Lehigh Cnty, PA Gen Purp Auth
               Cedar Crest College Rfdg
               (Radian Insd) ...................     5.000  04/01/26      1,380,578

            PENNSYLVANIA (CONTINUED)
 $   2,000  Lehigh Cnty, PA Gen Purp Auth
               Rev Good Shepherd Group, Ser
               A ...............................     5.500% 11/01/24  $   2,014,520
     1,000  Lehigh Cnty, PA Gen Purp Auth
               Rev Good Shepherd Group, Ser
               A ...............................     5.625  11/01/34        993,790
     1,750  Lehigh Cnty, PA Gen Purp Auth
               Rev Hosp Saint Lukes
               Bethlehem (Prerefunded @
               8/15/13) ........................     5.375  08/15/33      1,925,385
     1,000  Lehigh Cnty, PA Gen Purp Hosp
               Rev Lehigh Vly Hlth, Ser B
               (FSA Insd) ......................     5.000  07/01/35        991,190
     1,240  Lehigh Northampton, PA Arpt
               Lehigh Vly Arpt Sys Rfdg, Ser A
               (MBIA Insd) (AMT) (a) ...........     5.000  01/01/20      1,190,933
     1,360  Lehigh Northampton, PA Arpt
               Lehigh Vly Arpt Sys Rfdg, Ser A
               (MBIA Insd) (AMT) (a) ...........     5.000  01/01/22      1,289,824
       675  Lehigh Northampton, PA Arpt
               Lehigh Vly Arpt Sys Rfdg, Ser A
               (MBIA Insd) (AMT) ...............     5.000  01/01/23        637,180
     1,500  Lehigh Northampton, PA Arpt, Ser
               A (MBIA Insd) (AMT) .............     6.000  05/15/25      1,513,995
     2,700  Lehigh Northampton, PA Arpt, Ser
               A (MBIA Insd) (AMT) .............     6.000  05/15/30      2,717,415
     2,500  Luzerne Cnty, PA, Ser B (FSA
               Insd) ...........................     5.000  12/15/27      2,560,550
     6,650  Lycoming Cnty, PA Auth College
               Rev PA College of Technology
               (AMBAC Insd) ....................     5.350  07/01/26      6,737,049

            PENNSYLVANIA (CONTINUED)
 $   5,000  Lycoming Cnty, PA Auth College
               Rev PA College of Technology
               (AMBAC Insd) ....................     5.375% 07/01/30  $   5,038,550
     1,000  Mercer Cnty, PA (FGIC Insd) ........     5.500  10/01/15      1,062,030
     5,000  Mercer Cnty, PA Indl Dev Auth
               Wtr Fac Sub Corp (MBIA Insd)
               (AMT) ...........................     6.000  07/01/30      5,034,700
     1,000  Mifflin Cnty, PA Hosp Auth Rev
               (Radian Insd) (Prerefunded @
               1/01/11) ........................     6.200  07/01/25      1,092,550
     2,500  Mifflin Cnty, PA Hosp Auth Rev
               (Radian Insd) (Prerefunded @
               1/01/11) ........................     6.200  07/01/30      2,731,375
     3,755  Mifflin Cnty, PA, Ser A (FGIC
               Insd) (a) .......................     5.000  09/01/31      3,639,834
     3,000  Monroe Cnty, PA Hosp Auth Rev
               Hosp Pocono Med Ctr .............     5.250  01/01/43      2,641,260
     3,000  Monroe Cnty, PA Hosp Auth Rev
               Hosp Pocono Med Ctr
               (Prerefunded @ 1/01/14) .........     6.000  01/01/43      3,385,200
     5,000  Montgomery Cnty, PA Higher Ed
               & Hlth Auth Hosp Rev Abington
               Mem Hosp, Ser A .................     5.125  06/01/32      4,664,350
     5,000  Montgomery Cnty, PA Higher Ed
               & Hlth Auth Rev Dickinson
               College Proj, Ser FF-1 (CIFG
               Insd) ...........................     5.000  05/01/28      4,859,050
    12,000  Montgomery Cnty, PA Indl Dev
               Auth Retirement Cmnty Rev, Ser
               A (d) ...........................     4.500  11/15/36      9,061,200

            PENNSYLVANIA (CONTINUED)
 $   1,500  Montgomery Cnty, PA Indl Dev
               Auth Rev Mtg Whitemarsch
               Cmnty Proj ......................     7.000% 02/01/36  $   1,461,660
     2,000  Montgomery Cnty, PA Indl Dev
               Auth Rev Mtg Whitemarsh
               Continuing Care  ................     6.250  02/01/35      1,800,440
     3,000  Montour, PA Sch Dist (FSA Insd) ....     5.000  04/01/37      3,006,060
     4,000  Moon Area Sch Dist PA (FSA
               Insd) ...........................     5.000  11/15/25      4,097,880
     2,345  Moon Indl Dev Auth PA Ed Fac
               Rev Ellis Sch Proj (Prerefunded
               @ 3/01/09) ......................     5.800  03/01/25      2,400,975
     1,500  Mount Lebanon, PA Hosp Auth
               Saint Clair Mem Hosp, Ser A .....     5.625  07/01/32      1,500,705
     2,000  Northampton Cnty, PA Gen Purp
               Auth Hosp Rev Saint Lukes
               Hosp Proj, Ser A  ...............     5.500  08/15/35      1,897,660
     1,000  Northeastern York, PA Sch Dist,
               Ser B (FGIC Insd)  ..............     5.000  04/01/30        975,380
     2,000  Northeastern York, PA Sch Dist,
               Ser B (FGIC Insd) ...............     5.000  04/01/31      1,952,160
     2,100  Owen J. Roberts Sch Dist PA
               (FSA Insd) ......................     5.000  05/15/27      2,141,916
     3,500  Pennsylvania Econ Dev Fin Auth
               Exempt Fac Rev Reliant Energy,
               Ser B (AMT) .....................     6.750  12/01/36      3,517,115
     1,000  Pennsylvania Econ Dev Fin Auth
               Res Recovery Rev Colver Proj
               Rfdg, Ser G (AMT) ...............     5.125  12/01/15        937,050
     1,585  Pennsylvania Hsg Fin Agy, Ser
               100A (AMT) ......................     5.100  10/01/22      1,533,646

            PENNSYLVANIA (CONTINUED)
 $   2,750  Pennsylvania Hsg Fin Agy Single
               Family Mtg Rev, Ser 94-A
               (AMT) ...........................     5.100% 10/01/31  $   2,457,923
       520  Pennsylvania Hsg Fin Agy Single
               Family Mtg, Ser 66-A (AMT) ......     5.650  04/01/29        532,709
     1,000  Pennsylvania St Higher Ed Fac
               Auth Rev Clarion Univ Fndtn
               Inc, Ser A (XLCA Insd) ..........     5.000  07/01/28        945,680
     1,500  Pennsylvania St Higher Ed Fac
               Auth Rev Clarion Univ Fndtn
               Inc, Ser A (XLCA Insd) ..........     5.000  07/01/33      1,410,465
     1,500  Pennsylvania St Higher Ed Fac
               Auth Rev Clarion Univ Fndtn
               Inc, Ser A (XLCA Insd) ..........     5.250  07/01/18      1,538,100
     3,000  Pennsylvania St Higher Ed Fac
               Auth Rev Drexel Univ (a) ........     5.500  05/01/16      3,231,900
     4,000  Pennsylvania St Higher Ed Fac
               Auth Rev Drexel Univ (a) ........     5.500  05/01/17      4,330,560
     1,000  Pennsylvania St Higher Ed Fac
               Auth Rev Geneva College Proj
               (Prerefunded @ 4/01/12) .........     6.125  04/01/22      1,107,880
     5,500  Pennsylvania St Higher Ed Fac
               Auth Rev La Salle Univ ..........     5.500  05/01/34      5,259,045
     1,000  Pennsylvania St Higher Ed Fac
               Auth Rev La Salle Univ, Ser A ...     5.000  05/01/37        889,910
     1,000  Pennsylvania St Higher Ed Fac
               Auth Rev La Salle Univ, Ser A ...     5.250  05/01/27        958,480
     3,000  Pennsylvania St Higher Ed Fac
               Auth Rev Messiah College, Ser
               AA-3 (Radian Insd) ..............     5.500  11/01/22      2,921,730
     1,000  Pennsylvania St Higher Ed Fac
               Auth Rev PA Univ ................     5.000  06/01/35        881,860

            PENNSYLVANIA (CONTINUED)
 $   1,540  Pennsylvania St Higher Ed Fac
               Auth Rev Thomas Jefferson
               Univ ............................     5.375% 01/01/25  $   1,573,572
    15,925  Pennsylvania St Higher Ed Fac
               Auth Rev Trustees Univ PA, Ser
               C (b) ...........................     5.000  07/15/38     15,935,520
     6,000  Pennsylvania St Higher Ed Fac
               Auth Rev Univ Sciences
               Philadelphia, Ser A (XLCA
               Insd) ...........................     5.000  11/01/36      5,596,200
     7,850  Pennsylvania St Higher Ed Fac
               Auth Rev UPMC Hlth Sys, Ser
               A (b) ...........................     6.000  01/15/31      8,264,536
     6,600  Pennsylvania St Higher Ed Fac
               Auth Rev UPMC Hlth Sys, Ser
               A (FSA Insd) ....................     5.000  08/01/29      6,607,260
     1,200  Pennsylvania St Tpk Com Tpk
               Rev, Ser A (AMBAC Insd) .........     5.250  12/01/21      1,259,496
    12,995  Pennsylvania St Tpk Com Tpk
               Rev, Ser A1 (AGL Insd) (b) ......     5.000  06/01/38     12,835,425
     2,000  Pennsylvania St Univ (b)                 5.000  09/01/29      2,016,996
     4,000  Pennsylvania St Univ (b)                 5.000  09/01/35      4,033,991
     1,250  Philadelphia, PA Arpt Rev, Ser A
               (MBIA Insd) (AMT) ...............     5.000  06/15/23      1,171,300
     2,500  Philadelphia, PA Auth For Indl
               Dev Rev First Philadelphia
               Charter, Ser A  .................     5.850  08/15/37      2,311,850
     2,610  Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum
               Proj ............................     5.250  09/01/21      2,415,190

            PENNSYLVANIA (CONTINUED)
 $   4,230  Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum
               Proj ............................     5.250% 09/01/26  $   3,764,869
     1,000  Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum
               Proj ............................     5.250  09/01/31        878,040
     6,700  Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum
               Proj ............................     5.250  09/01/36      5,774,663
     2,500  Philadelphia, PA Auth for Indl Dev
               Rev, Ser A ......................     5.500  09/15/37      2,188,075
     4,005  Philadelphia, PA Auth Indl Dev
               Amern College of
               Physicians (a) ..................     5.500  06/15/27      4,034,437
     2,250  Philadelphia, PA Auth Indl Dev PA
               Arpt Sys Proj, Ser A (FGIC
               Insd) (AMT) .....................     5.125  07/01/19      2,148,435
     2,500  Philadelphia, PA Auth Indl Dev PA
               Arpt Sys Proj, Ser A (FGIC
               Insd) (AMT) .....................     5.250  07/01/28      2,286,350
     4,000  Philadelphia, PA Auth Indl, Ser B
               (FSA Insd) (Prerefunded @
               10/01/11) .......................     5.125  10/01/26      4,310,720
    11,160  Philadelphia, PA Auth Indl, Ser B
               (FSA Insd) (Prerefunded @
               10/01/11) .......................     5.500  10/01/17     12,152,794
     3,000  Philadelphia, PA (FSA Insd)
               (Prerefunded @ 3/15/09) .........     5.000  03/15/28      3,093,000
     3,710  Philadelphia, PA Gas Wks Rev
               12th, Ser B (MBIA Insd) (c) .....     7.000  05/15/20      4,432,782

            PENNSYLVANIA (CONTINUED)
 $   1,000  Philadelphia, PA Hosp & Higher
               Ed Fac Auth Rev Chestnut Hill
               College (Prerefunded @
               10/01/09) .......................     6.000% 10/01/29  $   1,064,620
     1,455  Philadelphia, PA Hosp & Higher
               Ed Fac Auth Rev Cmnty College
               Rfdg, Ser B (MBIA Insd) (a) .....     6.500  05/01/09      1,496,235
     1,645  Philadelphia, PA Proj Auth Rev,
               Ser A (AMBAC Insd) ..............     5.250  02/15/29      1,650,988
    12,955  Philadelphia, PA Redev Auth
               Residential Mtg Ln Rev, Ser A
               (AMT) (b) .......................     4.750  12/01/28     11,283,648
     1,905  Philadelphia, PA Redev Auth Rev
               Neighborhood Trans, Ser A
               (FGIC Insd) .....................     5.500  04/15/16      1,970,932
    11,315  Philadelphia, PA, Ser A (FSA
               Insd) (b) .......................     5.250  12/15/25     11,633,545
       500  Pittsburgh & Allegheny Cnty, PA
               Pub Aud Hotel Room (AMBAC
               Insd) ...........................     5.125  02/01/35        500,045
    16,000  Pittsburgh & Allegheny Cnty, PA
               Pub Aud Regl Asset Dist Sales
               Tax (AMBAC Insd) ................     5.000  02/01/24     16,093,600
     4,990  Pittsburgh & Allegheny Cnty, PA
               Pub Aud Regl Asset Dist Sales
               Tax (AMBAC Insd) ................     5.000  02/01/29      4,865,100
     2,215  Pittsburgh, PA Pub Pkg Auth Rev
               Rfdg, Ser A (FGIC Insd) .........     5.000  12/01/25      2,101,570
     5,140  Pittsburgh, PA, Ser A (AMBAC
               Insd) ...........................     5.500  09/01/17      5,283,663
     3,860  Pittsburgh, PA, Ser A (AMBAC
               Insd) (Prerefunded @ 3/01/12) ...     5.500  09/01/17      4,203,540

            PENNSYLVANIA (CONTINUED)
 $   2,000  Pittsburgh, PA, Ser A (FGIC Insd)
               (Prerefunded @ 9/01/09) .........     5.750% 09/01/21  $   2,084,180
     3,000  Pittsburgh, PA, Ser A (FGIC Insd)
               (Prerefunded @ 9/01/09) .........     5.750  09/01/22      3,126,270
     1,000  Pittsburgh, PA Urban Redev Auth
               Cent Triangle Tax Increment,
               Ser A (Prerefunded @
               5/01/09) ........................     6.100  05/01/19      1,033,190
     1,570  Pittsburgh, PA Urban Redev Auth
               Mtg Rev, Ser A (GNMA
               Collateralized) (AMT) ...........     5.000  10/01/36      1,350,121
     1,495  Pittsburgh, PA Urban Redev Auth
               Mtg Rev, Ser C (GNMA
               Collateralized) (AMT) ...........     5.700  04/01/30      1,458,567
     4,190  Pittsburgh, PA Wtr & Swr Auth
               Wtr & Swr Sys Rev 1st Lien,
               Ser D (FSA Insd) (b) ............     5.000  09/01/24      4,317,295
     5,425  Pittsburgh, PA Wtr & Swr Auth
               Wtr & Swr Sys Rev 1st Lien,
               Ser D (FSA Insd) (b) ............     5.000  09/01/25      5,589,816
     1,345  Radnor Twp, PA Sch Dist, Ser A
               (FSA Insd) ......................     5.000  02/15/32      1,350,931
     2,300  Radnor Twp, PA Sch Dist, Ser A
               (FSA Insd) (a) ..................     5.000  02/15/35      2,305,037
     1,500  Radnor Twp, PA Sch Dist, Ser B
               (FSA Insd) ......................     5.000  02/15/28      1,532,985
     2,000  Rostraver Twp, PA (AMBAC Insd)
               (Prerefunded @ 7/01/10) .........     5.500  07/01/24      2,122,200
     1,000  Saxonburg, PA Area Auth Swr &
               Wtr Rev (AGL Insd) ..............     5.000  03/01/30        990,840
     1,500  Saxonburg, PA Area Auth Swr &
               Wtr Rev (AGL Insd) ..............     5.000  03/01/35      1,463,310

            PENNSYLVANIA (CONTINUED)
 $   1,000  Southcentral, PA Gen Auth Rev
               Hanover Hosp Inc (Radian
               Insd) ...........................     5.000% 12/01/30  $     887,870
       900  Southcentral, PA Gen Auth Rev
               Wellspan (MBIA-IBC Insd) (a) ....     5.375  05/15/28        940,446
     4,100  Southcentral, PA Gen Auth Rev
               Wellspan (MBIA-IBC Insd)
               (Prerefunded @ 5/15/11) (a) .....     5.375  05/15/28      4,429,435
     2,000  Southcentral, PA Gen Auth Rev
               York College of Penn Assoc
               (XLCA Insd) .....................     5.000  05/01/37      1,926,060
     2,360  State Pub Sch Bldg Auth PA Sch
               Rev Jefferson Cnty Dubois
               Tech Sch (FGIC Insd) (a) ........     5.375  02/01/23      2,448,689
     2,140  Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev, Ser A
               (AMBAC Insd) (AMT) ..............     5.375  01/01/21      2,088,811
     5,205  Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev, Ser A
               (AMBAC Insd) (AMT) ..............     5.375  01/01/23      5,007,782
     2,545  Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev, Ser A
               (AMBAC Insd) (AMT) (a) ..........     5.500  01/01/18      2,565,691
     5,500  Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev, Ser D .....     5.375  01/01/18      5,039,540
     1,950  Swarthmore Boro Auth PA
               College .........................     5.250  09/15/18      2,064,114
     2,850  Trinity Area Sch Dist PA (FGIC
               Insd) ...........................     5.250  11/01/20      2,952,116
     1,820  Twin Vly, PA Sch Dist (FSA Insd)
               (Prerefunded @ 10/01/15) (a) ....     5.250  04/01/26      2,031,866
     1,000  Union Cnty, PA Higher Ed Fac
               Auth Bucknell Univ, Ser A .......     5.250  04/01/19      1,062,080

            PENNSYLVANIA (CONTINUED)
 $   2,300  Union Cnty, PA Hosp Auth Hosp
               Rev Evangelical Cmnty Hosp
               (Radian Insd) ...................     5.250% 08/01/24  $   2,234,105
     1,285  Unity Twp, PA Muni Auth Swr Rev
               (FSA Insd) ......................     5.000  12/01/24      1,314,298
     5,025  Washington Cnty, PA, Ser A
               (AMBAC Insd) ....................     5.125  09/01/27      5,044,045
       825  Washington Cnty, PA, Ser A
               (AMBAC Insd) (Prerefunded @
               9/01/12) ........................     5.125  09/01/27        894,688
     6,000  West Shore, PA Area Hosp Auth
               Holy Spirit Hosp Proj ...........     6.250  01/01/32      6,036,180
     1,550  Westmoreland Cnty, PA Indl Dev
               Auth Rev Retirement Cmnty
               Redstone, Ser A .................     5.750  01/01/26      1,386,692
     2,500  York Cnty, PA Indl Dev Auth Wtr
               Co Proj (FGIC Insd) (AMT) .......     4.750  10/01/36      2,134,575
                                                                      -------------
                                                                        528,917,317
                                                                      -------------
            GUAM 1.5%
     2,700  Guam Econ Dev & Comm Auth
               Tob Settlement ..................     5.625  06/01/47      2,494,908
       535  Guam Govt, Ser A ...................     5.250  11/15/37        481,880
     1,585  Guam Intl Arpt Auth Gen, Ser B
               (MBIA Insd) .....................     5.250  10/01/21      1,611,961
                                                                      -------------
                                                                          4,588,749
                                                                      -------------
            PUERTO RICO 5.0%
     4,000  Puerto Rico Comwlth Hwy &
               Trans Auth Hwy Rev Rfdg, Ser
               Y (FSA Insd) (b) ................     6.250  07/01/21      4,563,740
     2,725  Puerto Rico Elec Pwr Auth Rev,
               Ser TT (b) ......................     5.000  07/01/32      2,628,761

            PUERTO RICO (CONTINUED)
 $   6,135  Puerto Rico Elec Pwr Auth Rev,
               Ser TT (b) ......................     5.000% 07/01/37  $   5,918,330
     2,000  Puerto Rico Elec Pwr Auth Rev,
               Ser WW ..........................     5.000  07/01/28      1,967,720
     1,000  Puerto Rico Elec Pwr Auth Rev,
               Ser WW ..........................     5.500  07/01/21      1,035,110
                                                                      -------------
                                                                         16,113,661
                                                                      -------------
            U.S. VIRGIN ISLANDS 2.3%
     1,500  University VI Impt, Ser A ..........     5.375  06/01/34      1,411,230
     1,000  Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt, Ser A ...     6.375  10/01/19      1,054,300
     3,000  Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt, Ser A
               (ACA Insd) (Prerefunded @
               10/01/10) .......................     6.125  10/01/29      3,253,290
     1,500  Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt, Ser A
               (Prerefunded @ 10/01/10) ........     6.500  10/01/24      1,647,135
                                                                      -------------
                                                                          7,365,955
                                                                      -------------
TOTAL LONG-TERM INVESTMENTS 173.8%
   (Cost $565,616,043)..............................................    556,985,682
                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS 3.6%
   (Cost $11,700,000)...............................................     11,700,000
                                                                      -------------
TOTAL INVESTMENTS 177.4%
   (Cost $577,316,043)..............................................    568,685,682
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO
   SECURITIES HELD (23.7%)
   (Cost ($75,985,000)) (75,985) Notes with interest rates
               ranging from 2.29% to 5.25% at July 31, 2008 and
               contractual maturities of collateral ranging from
               2017 to 2038 (e) ....................................    (75,985,000)
                                                                      -------------
TOTAL NET INVESTMENTS 153.7%
   (Cost $501,331,043)..............................................    492,700,682
OTHER ASSETS IN EXCESS OF LIABILITIES 1.2%..........................      3,907,824
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (54.9%)..........   (176,112,174)
                                                                      -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.......................  $ 320,496,332
                                                                      -------------

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Underlying security related to Inverse Floaters entered into by the Trust.

(c)  Escrowed to Maturity

(d)  Security purchased on a when-issued or delayed delivery basis.

(e) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2008.

ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008